Taxes (Details) - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Taxes [Abstract]
Tax percentage	27.00%
Income tax rate percentage	17.00%	17.00%
Exemption taxes decreased
Taxable profit	100.00%
Deferred tax assets